Shareholders' Equity	12 Months Ended
Dec. 31, 2019
Shareholders' Equity
Shareholders' Equity

Note 10– Shareholders’ Equity

A.   Ordinary shares

1.	Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company and the right to receive dividends, if declared.
2.

On December 22, 2017, the Company entered into an At-the-Market Equity Offering Sales Agreement (the "Stifel Sales Agreement") with Stifel, Nicolaus & Company, Incorporated, as the Company’s sales agent (“Stifel”). Pursuant to the prospectus relating to the Company’s shelf registration statement on Form F‑3 filed with the SEC on March 26, 2018 (File No. 333‑223923) the Company may offer and sell, from time to time through Stifel, its ordinary shares having an aggregate offering price of up to $35 million. As of December 31, 2019, the Company sold 863,545 ordinary shares under the Stifel Sales Agreement for total net proceeds of approximately $8.6 million.

3.

On April 5, 2018, the Company sold to Biotechnology Value Fund, L.P. and certain of its affiliates in a registered direct offering 1,000,000 ordinary shares and warrants to purchase 1,000,000 ordinary shares, for a purchase price of $6.00 per share and related warrant. The warrants expired in April 2019. The net proceeds to the Company, after deducting offering expenses, were $5.96 million.

4.

On June 22, 2018, the Company completed an underwritten public offering of 5,000,000 ordinary shares, at a public offering price of $15.00 per share. The net proceeds to the Company, after deducting the underwriting discounts and commissions and offering expenses, were $70.3 million.

B.   Stock-based compensation

1.

The Company has an equity-based incentive plan, the 2013 Incentive Share Option Plan (the “2013 Plan”). As of December 31, 2019, a total of 670,101 shares were reserved for issuance under the 2013 Plan. The 2013 Plan, which was adopted by the Board on September 2, 2013, and approved by the Company’s shareholders on December 30, 2013 (as was amended by the Board and the Company’s shareholders on March 30, 2015, May 11, 2015, and August 30, 2018 respectively), provides for the grant of options to purchase the ordinary shares and the issuance of restricted stock units (“RSUs”) to the Company’s officers, directors, employees, service providers and consultants. The 2013 Plan provides for such equity-based compensation under various and different tax regimes.

2.	A summary of the status of the Company’s option plans as of December 31, 2019 and 2018 and changes during the years then ended are presented below:

	2019		2018
		Weighted		Weighted
		average	Number of	average
	Number of	exercise	share	exercise
	share options	price	options	price
Options outstanding at beginning of year	2,349,054	$5.92	2,106,930	$4.01
Granted	282,500	$5.07	763,500	$10.75
Forfeited	(121,250)	$6.37	(101,250)	$10.70
Exercised	(116,589)	$1.23	(420,126)	$2.45
Outstanding at end of year	2,393,715	$6.12	2,349,054	$5.92
Options exercisable at year end	1,647,048	$5.02	1,356,377	$3.51

The following assumptions were used for the fiscal year 2019, 2018 and 2017 grants:

-dividend yield of 0.00% for all periods.

-risk-free interest rate between 1.94% and 2.08% for the fiscal year 2017; 2.67% and 3.01% for the fiscal year 2018, and 1.61% and 2.43% for the fiscal year 2019.

-an expected life between 5 and 6.25 years for all periods.

-and a volatility rate ranging between 75% to 80% for the fiscal year 2017; 78% and 92% for the fiscal year 2018; and 87% and 95% for the fiscal year 2019.

As of December 31, 2019, and 2018, the weighted-average remaining contractual term of the outstanding and exercisable options, excluding the 38,637 options granted in 2002 that have no expiration date, is 6.36 and 7.29 years, respectively.

The weighted average grant date fair value of the options granted during the years ended December 31, 2019, 2018 and 2017 is $4.85,  $8.19, and $4.86 respectively.

As of December 31, 2019, a total of the 1,179,398 outstanding and exercisable options are “in the money” with aggregate intrinsic value of $3.1 million; while as of December 31, 2018 a total of 1,550,612 outstanding and exercisable options were “in the money” with aggregate intrinsic value of $5.8 million.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2019, 2018 and 2017 is approximately $5.5 million, $6.5 million and $3.1 million, respectively, and is expected to be recognized over a weighted-average period of 2.9 years, 3.1 years and 1.9 years, respectively.

For the years ended 2019, 2018 and 2017, the Company recorded a total of $2.2 million, $1.8 million, and $1.4 million of stock-based compensation expenses, in connection with the above-mentioned options.

During 2016, the Company issued a total of 78,750 restricted stock units ("RSU"). Upon vesting, each RSU will settle by the issuance of one ordinary share. The RSUs vest over four years. As of December 31, 2019, a total of 54,316 ordinary shares were issued upon vesting of 54,316 RSUs and a total of 2,773 RSUs were outstanding, while as of December 31, 2018, a total of 41,462 ordinary shares were issued upon vesting of 41,462 RSUs and a total of 13,869 RSUs were outstanding.

3.

For the years 2019, 2018 and 2017, with respect to the above-mentioned RSUs, the Company recorded stock-based compensation expenses in the amount of $70 thousand, $94 thousand and $105 thousand, respectively. All of the above-mentioned stock-based compensation expenses are recorded under general and administrative expenses.

The unrecognized compensation expense calculated under the fair-value method for RSU's expected to vest as of December 31, 2019 and 2018 is approximately $5 thousand and $99 thousand, respectively, and is expected to be recognized over a weighted-average period of one year and two years, respectively.